NOTE PAYABLE	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
NOTE PAYABLE

10. NOTE PAYABLE

Note payable consists of the following:

	March 31, 2025	December 31, 2024
Vehicle note payable for $40,248 with monthly installment payments of $799, including interest at 6.99% per annum. The loan is collateralized by the respective vehicle and is due in February 2027.	$17,007	$19,082

Less current portion	(8,674)	(8,524)

LONG-TERM PORTION	$8,333	$10,558

The balance of the above debt matures as follows:

Twelve Months Ending March 31,	Amount
2026	$8,674
2027	8,333

TOTAL	$17,007

Interest expense related to this note payable for the three months ended March 31, 2025 and 2024, was $321 and $461, respectively.